Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intention to do so, the Plan Sponsor reserves the right under the Plan to amend or discontinue its contributions at any time and to amend or terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, either full or partial, all amounts credited to the impacted participants’ accounts will become 100% vested and, therefore, will not be subject to forfeiture.